Cash and cash equivalents (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank deposits, bank overdrafts, and other highly liquid short-term investments, with maturities and Management's intent for use within three months or less.